Supplement

dated August 28, 2007

to the Amended and Restated Combined Statement of Additional Information (the “SAI”)

for The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

dated May 31, 2007

Effective October 1, 2007, Karen H. Grimes will be added alongside John R. Ryan as a portfolio manager of The Hartford Value Fund and W. Michael Reckmeyer will be added alongside John R. Ryan as a portfolio manager of The Hartford Balanced Income Fund and The Hartford Equity Income Fund. In addition, Ms. Grimes and Ian Link will be designated as investment professionals involved in portfolio management and securities analysis for The Hartford Balanced Income Fund and The Hartford Equity Income Fund, and Mr. Reckmeyer and Mr. Link will be designated as investment professionals involved in portfolio management and securities analysis for The Hartford Value Fund. Ms. Grimes, Mr. Reckmeyer, and Mr. Link are members of a team of portfolio managers and research analysts currently supporting Mr. Ryan in management of the Funds.  The Funds will continue to be managed by this team and will continue to employ the same investment strategies and approaches.

Accordingly, effective October 1, 2007, the following changes are made to the SAI:

(1)           Under the heading “Portfolio Managers, Other Accounts Sub-Advised by Wellington Management Portfolio Managers,” the following information dated June 30, 2007 is added:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (IN MILLIONS)	POOLED ACCOUNTS	ASSETS MANAGED	OTHER ACCOUNTS	ASSETS MANAGED
						(IN MILLIONS)
Karen H. Grimes	1	$528	0	$0	0	$0
W. Michael Reckmeyer	1	$123	0	$0	1	$252
Ian R. Link	0	$0	0	$0	0	$0

(2)                                  Under the heading “Portfolio Managers - Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following information dated June 30, 2007 is added to the chart:

a) Directly after the line item pertaining to Christopher L. Gootkind:

Portfolio Manager	Fund(s) Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned
Karen H. Grimes(2)	Balanced Income Fund	0
	Equity Income Fund	0
	Value Fund	0

b) Directly after the line item pertaining to Anita M. Killian:

Portfolio Manager	Fund(s) Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned
Ian R. Link(3)	Balanced Income Fund	0
	Equity Income Fund	0
	Value Fund	0

c) Directly after the line pertaining to Philip H. Perelmuter:

Portfolio Manager	Fund(s) Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned
W. Michael Reckmeyer, III(4)	Balanced Income Fund	0
	Equity Income Fund	$50,000-$100,000
	Value Fund	0

d)                                     The following footnotes are added at the end of the table in this section:

(2) Karen H. Grimes was named as an additional portfolio manager of The Hartford Value Fund and as an investment professional involved in portfolio analysis and securities analysis of The Hartford Balanced Income Fund and The Hartford Equity Income Fund as of October 1, 2007.  The information provided in the table above is current as of June 30, 2007.

(3) Ian R Link was named as an investment professional involved in portfolio analysis and securities analysis of The Hartford Balanced Income Fund, The Hartford Equity Income Fund and The Hartford Value Fund as of October 1, 2007.  The information provided in the table above is current as of June 30, 2007.

(4) W. Michael Reckmeyer was named as an additional portfolio manager for The Hartford Balanced Income Fund and The Hartford Equity Income Fund as well as an investment professional involved in portfolio analysis and securities analysis of The Hartford Value Fund as of October 1, 2007.  The information provided in the table above is current as of June 30, 2007.

This Supplement Should Be Retained With Your Statement of Additional Information For Future Reference.